Stock-Based Compensation - Narrative (Details)					1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($) shares	Aug. 23, 2016 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) shares	Jan. 01, 2016 shares	May 31, 2015 shares	Jun. 30, 2014 shares	Jun. 30, 2010 USD ($) item shares	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options expired in relation to the Offer		456,995
Shares issued in Replacement Offering		334,027
Shares eligible for purchase via options		113,531
Weighted-average exercise price (in dollars per share) | $ / shares		$ 7.20
Vesting period of replacement options		3 years
Incremental charge resulting from the plan modification | $		$ 926,000
Amortization period of incremental charge		3 years
Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Unamortized compensation cost, net of expected forfeitures | $								$ 1,100,000			$ 1,100,000		$ 2,600,000
Weighted average expected period over which the expense is to be recognized											1 year 10 months 24 days		2 years 7 months 6 days
Fair value of vested options and awards | $													$ 2,000,000
Tax benefits associated with exercise of stock options | $								0		$ 0	$ 0	$ 0	0	$ 0	$ 0
Stock options exercised											0	0
Intrinsic value of awards exercised | $													0	$ 300,000	$ 800,000
RSU's
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Unamortized compensation cost, net of expected forfeitures | $													$ 600,000
Weighted average expected period over which the expense is to be recognized											1 year 4 months 24 days		2 years
Total intrinsic value of the restricted stock units outstanding | $								$ 400,000			$ 400,000
Employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares reserved for issuance							200,000
Increase in number of shares reserved for issuance					200,000
Number of offering periods | item							2
Offering period							6 months
Purchase price to be paid by participants as a percentage of price per share either at the beginning or the end of each six-month offering period, whichever is less							85.00%
Shares of common stock issued under the plan	31,900		37,300
Aggregate purchase price of shares issued | $	$ 167,000		$ 197,000
Shares authorized and unissued													150,000
Employee stock purchase plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Maximum amount of shares that eligible employee may purchase annually (in dollars) | $							$ 25,000
Inducement Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock options exercised														52,000	7,000
Weighted-average exercise price (in dollars per share) | $ / shares														$ 43.74	$ 36.78		$ 44.23
Number of shares outstanding														164,000	223,000		318,000
Equity Incentive Plan2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Term of Plan													10 years
Weighted-average exercise price (in dollars per share) | $ / shares								$ 16.47	$ 14.06		$ 16.47					$ 16.04
Number of shares reserved for issuance														400,000
Increase in number of shares reserved for issuance				50,000					50,000
Shares authorized and unissued								81,000	183,000		81,000					392,000
Number of shares outstanding								248,000	508,000		248,000					336,000
Equity Incentive Plan2010 [Member] | Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Maximum annual option grants or other awards to the entity's non-employee directors (in shares)													4,000
Maximum one-time grant of an option or other awards to the entitiy's non employee directors (in shares)													12,000
Maximum term of options granted													10 years
Minimum percentage of voting rights required for applicability of a specific expriation term													10.00%
Maximum expiration term of options granted													5 years
Shares issued in Replacement Offering									1,000
Weighted-average exercise price (in dollars per share) | $ / shares													$ 13.88
Vesting period of replacement options													4 years
Increase in number of shares reserved for issuance						150,000							50,000	50,000	200,000
Shares authorized and unissued													114,000
Number of shares outstanding													522,000
Equity Incentive Plan2010 [Member] | Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Term of Plan													6 years
Equity Incentive Plan2010 [Member] | Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Term of Plan													10 years
Amended 2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Shares authorized and unissued													0
Mosy Plans [Member] | Options
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock options exercised														8,000	41,000
Options expired in relation to the Offer													58,000
Shares issued in Replacement Offering													384,000	154,000	17,000
Weighted-average exercise price (in dollars per share) | $ / shares													$ 13.88	$ 35.14	$ 38.73		$ 38.64
Shares authorized and unissued													114,000	106,000	176,000		42,000
Number of shares outstanding													522,000	675,000	599,000		672,000
Mosy Plans [Member] | RSU's
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Total intrinsic value of the restricted stock units outstanding | $													$ 300,000